BORROWINGS - Additional Information (Details) € in Thousands, $ in Thousands	1 Months Ended			6 Months Ended
	Aug. 15, 2024 USD ($)	May 31, 2024 USD ($)	May 31, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 19, 2024 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Treasury shares acquired				$ 9,750	$ 759
Wells Fargo Credit Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum leverage ratio				3.00
Wells Fargo Credit Agreement | Federal Funds Rate Plus
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate				0.50%
Wells Fargo Credit Agreement | Adjusted Term Secured Overnight Finance Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate				1.00%
Wells Fargo Credit Agreement | Applicable Margin
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate				2.50%
Wells Fargo Credit Agreement | Secured Overnight Financing Rate ("SOFR")
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest rate				0.10%
Wells Fargo Credit Agreement | Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount				$ 25,000		$ 25,000
Wells Fargo Credit Agreement | Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount						25,000
Borrowings, limit increase						$ 10,000
Proceeds from current borrowings				18,000
Treasury shares acquired				2,000
Cashless currency conversion		$ 16,000	€ (14,755)
Remaining borrowing capacity				7,000
Wells Fargo Credit Agreement | Revolving Credit Facility | Freebets.com
Disclosure Of Detailed Information About Borrowings [Line Items]
Consideration paid				$ 16,000
Wells Fargo Credit Agreement | Revolving Credit Facility | Entering into significant commitments or contingent liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from current borrowings	$ 2,500